LIQUIDITY AND MANAGEMENT'S PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LIQUIDITY AND MANAGEMENTS PLANS [Abstract]
LIQUIDITY AND MANAGEMENT'S PLANS

NOTE 2. - LIQUIDITY AND MANAGEMENT'S PLANS

Since 2006, 22nd Century Ltd has incurred substantial operating losses as it transitioned from being solely a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At September 30, 2012, the Company had current assets of $1,210,442 and current liabilities of $4,265,454. Cash on hand at September 30, 2012 of $5,941 is insufficient to sustain operations and pay outstanding current liabilities as they become due. The Company has suspended clinical trials for X-22 in order to reduce expenditures and is seeking licensing agreements for its products with both domestic and international businesses. The Company's Board of Directors authorized management to seek additional financing involving equity securities which will be dilutive to 22nd Century Group's existing shareholders' respective ownership percentages.

The Company continues to explore an alternative manufacturer while exploring distribution channels for its proprietary cigarettes, RED SUN and MAGIC, through its subsidiary, Goodrich Tobacco. Until certain benchmarks are achieved, the Company is currently not taking orders for these products for the U.S. market.

The Company's ability to fund operations and meet its obligations during 2012 will be dependent upon obtaining additional equity financing and signing one or more significant licensing arrangements for its products. There can be no assurance that the Company will be able to raise sufficient equity financing or obtain a significant licensing contract.

NOTE 2. - LIQUIDITY AND MANAGEMENT'S PLANS

Since 2006, 22nd Century Ltd has incurred substantial operating losses as it transitioned from being only a licensor of its proprietary technology and tobaccos to commercializing its own tobacco products. At December 31, 2011, the Company had current assets of $971,252 and current liabilities of $2,873,783. Cash on hand at December 31, 2011 of $252,249 is insufficient to sustain operations and pay outstanding current liabilities as they become due in 2012. The Company has suspended clinical trials for X-22 in order to reduce expenditures and is seeking licensing agreements for its products with both domestic and international businesses. The Company's Board of Directors authorized management to seek additional financing involving equity securities which will be dilutive to 22nd Century Group's existing shareholders' respective ownership percentages.

The Company continues to explore the developing distribution channels for its proprietary cigarettes, RED SUN and MAGIC, through its subsidiary, Goodrich Tobacco. The Company currently has no distribution arrangements and no orders for these products. Although orders from RTI for SPECTRUM are expected in 2012 the Company has no outstanding backlog of orders as of December 31, 2011.

The Company's ability to fund operations and meet its obligations during 2012 will be dependent upon obtaining additional equity financing and signing one or more significant licensing arrangements for its products. There can be no assurance that the Company will be able to raise sufficient equity financing or obtain a significant licensing contract.